Prepaids and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments And Other Current Assets [Abstract]
Prepayments	$ 3,786	$ 2,764
VAT receivable	1,254	1,483
Government grants receivable	0	165
Other	835	345
Total	$ 5,875	$ 4,757